-LINE OF CREDIT	9 Months Ended
Sep. 30, 2011
-LINE OF CREDIT

NOTE H—LINE OF CREDIT

Two of the Company’s subsidiaries have lines of credit with Bank of America. The line of credit for CKO is 14.75% interest and the line of credit for CYIOS Corporation f/k/a China Print (parent company) is 9.25%. The outstanding balances of the line of credit by Subsidiary as of September 30, 2011 are as follows:

CKO	$33,948
CYIOS Corporation	492
Total	$34,440